RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of amounts due to officers

	December 31,	December 31,
	2023	2022
Salaries and other compensation	$3,523,733	$4,108,500
Invoices paid on behalf of the Company	—	15,232
Total	$3,523,733	$4,123,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$2,923,733	$3,523,733